SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Allowances for doubtful account	$ 270,000		$ 0
Accounts receivable	7,446,416		6,604,780
Goodwill impaired	0	$ 0
Advertising and marketing expense	38,353	$ 127,785
Uncertain tax positions	0		$ 0
Working capital deficit	$ 2,700,000